Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of Other Long Term Assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Long Term Assets [Abstract]
Intangible Assets and Goodwill	$ 153,592	$ 1,492
Long term pre-paid expenses	71	81
Total Other Long-Term Assets	$ 153,663	$ 1,573